Equity Parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Regulatory reserve for loan losses appropriated from retained earnings	₩ 18,524	₩ 15,552
Profit dividend within retained earnings	7,428,897
Decrease in non controlling interest due to acquistion	86,711	0
Non-controlling interests [member] | Shinhan Bank Jeju Bank And Shinhan Capital [Member]
Decrease in non controlling interest due to acquistion		59,709
Hybrid bonds recognized as non controlling interest	2,537,569	2,035,762
Payment of dividend on hybrid bonds	81,262	71,746
Non-controlling interests [member] | Shinhan Asset Trust Co Ltd [Member]
Decrease in non controlling interest due to acquistion	89,912
Non-controlling interests [member] | Shinhan EZ General Insurance, Ltd [Member]
Decrease in non controlling interest due to acquistion	19,454
Article 53 of the Financial Holding Companies Act [member]
Profits reserved by the group	₩ 2,573,435	₩ 2,432,039